Sep. 28, 2026
SIIT Long Duration Credit Fund | LONG DURATION CREDIT FUND
Investment Goal
Return characteristics similar to those of high quality bonds.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.30%
Distribution (12b‑1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Long Duration Credit Fund — Class A Shares	$38	$119	$208	$468

PORTFOLIO TURNOVER

The Fund will incur transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Long Duration Credit Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in (i) US and foreign corporate obligations; (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iii) obligations of supranational entities; (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies; and

(v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency and may also invest in fixed income securities rated in the fourth highest rating category by a major rating agency.

The Fund will primarily invest in the instruments described above and may also invest in futures contracts, options on securities or indexes and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including, but not limited to, interest rate risk and credit risk. The Fund may use credit default swaps to take an active long or short position with respect to a security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

While the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration of greater than ten years. The Fund’s effective average duration was approximately 11.88 years as of July 31, 2026. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by approximately 10% if interest rates rise 1% and increase in value by approximately 10% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser, allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1‑800-DIAL-SEI.

Best Quarter: 12.88% (12/31/23) Worst Quarter: ‑11.97% (6/30/22) The Fund’s total return from January 1, 2026 to June 30, 2026 was 0.87%.

Best Quarter: 12.88% (12/31/23) Worst Quarter: -11.97% (6/30/22) The Fund's total return from January 1, 2026 to June 30, 2026 was 0.87%.

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Long Duration Credit Fund	1 Year	5 Years	10 Years	Since Inception (6/29/2012)
Return Before Taxes	7.36%	‑3.67%	2.92%	3.21%
Return After Taxes on Distributions	5.18%	‑5.49%	0.96%	1.19%
Return After Taxes on Distributions and Sale of Fund Shares	4.32%	‑3.41%	1.50%	1.65%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)	7.30%	‑0.36%	2.01%	1.94%
Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)	7.54%	‑3.69%	2.59%	2.78%